Share based payment - Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes (Detail) d in Millions	12 Months Ended
	Mar. 31, 2021 d $ / shares	Mar. 31, 2020 d
Share Based Payment Arrangements [Line Items]
Number of options outstanding | d	1	1
Vesting Period For Grants Share Based Payment Arrangement	5 years
Two Thousand Eighteen Stock Option Plan Modified
Share Based Payment Arrangements [Line Items]
Grant date	16 August 2019
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options
Exercise period	Within 10 years from date of grant upon vesting
Exercise price	$ 400
Expiry date	16 August 2029
Settlement type	Equity settled
Two Thousand Eighteen Stock Option Plan Modified | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options	5 years
Two Thousand Eighteen Stock Option Plan
Share Based Payment Arrangements [Line Items]
Grant date	Multiple
Vesting period	Time linked vesting: 50 % of grants will vest in 5 years as follows: i) One year from the date of grant, the Options for the first four quarters shall vest immediately. ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.
Exercise period	Within 10 years from date of grant upon vesting
Exercise price	$ 420
Expiry date	24 April 2028 to 31 December 2030
Settlement type	Equity settled
Number of options outstanding | d	1	1
Two Thousand Eighteen Stock Option Plan | Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Exercise price	$ 400
Two Thousand Eighteen Stock Option Plan | Top of range [member]
Share Based Payment Arrangements [Line Items]
Exercise price	$ 415
Two Thousand Eighteen Stock Option Plan | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options	5 years
Two Thousand Seventeen Stock Option Plan
Share Based Payment Arrangements [Line Items]
Grant date	Multiple
Vesting period	Time linked vesting: 50 % of grants will vest in 5 years as follows: i) One year from the date of grant, the Options for the first four quarters shall vest immediately. ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.
Exercise period	Within 10 years from date of grant upon vesting
Exercise price	$ 340
Expiry date	10 April 2027 to 25 February 2028
Settlement type	Equity settled
Number of options outstanding | d	9	10
Two Thousand Seventeen Stock Option Plan | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options	5 years
Two Thousand Seventeen Stock Option Plan | Performance Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options	3 years
Two Thousand Sixteen Stock Option Plan
Share Based Payment Arrangements [Line Items]
Grant date	Multiple
Exercise period	Within 10 years from date of grant upon vesting
Exercise price	$ 205
Expiry date	30 September 2026
Settlement type	Equity settled
Number of options outstanding | d	1	2
Two Thousand Sixteen Stock Option Plan | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting period	Time linked vesting: 5 years on quarterly basis effective from 1 December 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from 1 December 2017.
Two Thousand Sixteen Stock Option Plan | Performance Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting period	Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on 31 March 2018 and 31 March 2019 or at a later date when the audited financial statements of the Company are available.
Two Thousand Fourteen Stock Option Plan
Share Based Payment Arrangements [Line Items]
Grant date	Multiple
Vesting period	Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of grant of option
Exercise period	Within 10 years from date of grant upon vesting
Expiry date	31 December 2022 to 01 January 2025
Settlement type	Equity settled
Number of options outstanding | d	2	3
Two Thousand Fourteen Stock Option Plan | Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Exercise price	$ 100
Two Thousand Fourteen Stock Option Plan | Top of range [member]
Share Based Payment Arrangements [Line Items]
Exercise price	$ 131
Two Thousand Fourteen Stock Option Plan | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options	5 years
Two Thousand Stock Option Plan
Share Based Payment Arrangements [Line Items]
Grant date	Multiple
Vesting period	Time linked vesting: 5 years from the grant date
Exercise period	Within 10 years from date of grant upon vesting
Exercise price	$ 100
Expiry date	30 September 2021 to 31 December 2022
Settlement type	Equity settled
Number of options outstanding | d	1	1
Two Thousand Stock Option Plan | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options	5 years